MFS(R) Diversified Target Return Fund

  Supplement to the Current Statement of Additional Information - Part I

Effective immediately, the sub-sections entitled "Ownership of Fund Shares" and "Other Accounts", under the heading "Portfolio Manager(s)" in Appendix C are hereby restated as follows:

Ownership of Fund Shares. The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) as of September 30, 2007. The following dollar ranges apply:

N. None
A. $1 - $10,000
B. $10,001 - $50,000
C. $50,001 - $100,000
D. $100,001 - $500,000
E. $500,001 - $1,000,000
F. Over $1,000,000

-------------------------- -----------------------------------------------------
Name of Portfolio Manager           Dollar Range of Equity Securities in Fund^
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Joseph C. Flaherty, Jr.                           N
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Natalie I. Shapiro                                N
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Tom Clarke                                        N
-------------------------- -----------------------------------------------------
-------------------------- -----------------------------------------------------
Neil Williams                                     N
-------------------------- -----------------------------------------------------
^  The Fund is newly organized, and commenced operations on December 20, 2007.

Other Accounts. In addition to the Fund, the Fund's portfolio managers are responsible (either individually or jointly) for the day-to-day management of certain other accounts, the number and total assets of which, as of September 30, 2007 were as follows:

------------------ -------------------------------- ------------------------------ -----------------------------
                   Registered Investment Companies    Other Pooled Investment             Other Accounts
                                                              Vehicles
------------------ -------------------------------- ------------------------------ -----------------------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Name                   Number       Total Assets*    Number of     Total Assets     Number of    Total Assets
                    of Accounts*                     Accounts                       Accounts
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Joseph C.                9          $7.44 billion        0             N/A              0             N/A
Flaherty, Jr.
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Natalie I.               0               N/A             0             N/A              0             N/A
Shapiro
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Tom Clarke               7          $12.7 billion       21        $27.0 billion        11        $3.2 billion
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------
Neil Williams            3          $3.6 billion         4         $5.2 billion         7        $1.2 billion
------------------ --------------- ---------------- ------------ ----------------- ------------ ----------------

----------------
*   Includes the Fund.

With respect to the accounts identified in the table above, Tom Clarke manages 1 pooled investment vehicle with assets totaling $187 million, for which the advisory fees are based in part on the performance of the account.

             The date of this Supplement is January 11, 2008.